Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts	$ 90	$ 0
Accounts payable of consolidated VIE without recourse	74,535	40,457
Deferred revenue of consolidated VIE without recourse	64,865	41,277
Accrued expenses and other current liabilities of consolidated VIE without recourse	87,809	39,965
Amount due to related parties of the consolidated VIE without recourse the Company	5,804	8,117
Income tax payable of the consolidated VIE without recourse	27,033	3,881
Beijing Momo Technology Co., Ltd. [Member]
Allowance for doubtful accounts	90	0
Accounts payable of consolidated VIE without recourse	54,937	36,812
Deferred revenue of consolidated VIE without recourse	64,788	41,277
Accrued expenses and other current liabilities of consolidated VIE without recourse	30,802	6,632
Amount due to related parties of the consolidated VIE without recourse the Company	29	1,510
Income tax payable of the consolidated VIE without recourse	$ 11,765	$ 3,881
Class A Common Stock [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	314,060,843	292,062,065
Ordinary shares, shares outstanding	314,060,843	292,062,065
Class B Common Stock [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	84,364,466	96,886,370
Ordinary shares, shares outstanding	84,364,466	96,886,370